Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

(a)	Commitments

As of June 30, 2026, the Company had letters of guarantee in aggregate of approximately $7.4 million (RMB50.1 million) issued by serval banks to the customers, which terms extend through 2028. The Company was required to maintain restricted cash of approximately $1.6 million (RMB11.0 million) for letters of guarantee.

(b)	Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. The Company had various pending legal proceedings or disputes related to the customers, suppliers, labor contracts and traffic accidents, which were still pending court decisions as of June 30, 2026. The Company’s maximum exposure on potential losses resulted from these pending legal proceedings or disputes is approximately $0.8 million (RMB5.5 million) in aggregate. Approximately $0.8 million (RMB5.2 million) was frozen in a bank due to the pending lawsuits, which amount was included in restricted cash as of June 30, 2026. As of the date of these unaudited condensed consolidated financial statements, the above-mentioned amount is still frozen in bank and the other legal proceedings or disputes have no material impact on the Company’s business or financial performances.

(c)	Variable interest entity structure

It is the opinion of management that (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Tianyu and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of the Company’s management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.